Share-based payments (Tables)	9 Months Ended
Mar. 31, 2024
Share-based payments [Abstract]
Reconciliation of Outstanding Share Options
Set out below are summaries of options granted under all plans:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	31 Mar 2024	31 Mar 2024	30 Jun 2023	30 Jun 2023

Outstanding as at 1 July 2023	8,906,839	$41.93	9,010,547	$41.67
Granted during the period	-	$0.00	-	$0.00
Forfeited during the period	-	$0.00	(103,708)	$20.03
Vested during the period	-	$0.00	-	$0.00

Outstanding as at 31 March 2024	8,906,839	$41.93	8,906,839	$41.93

Exercisable as at 31 March 2024	3,615,546	$2.92	3,485,302	$2.97

Reconciliation of Outstanding RSUs
Set out below are summaries of RSUs granted under all plans:

Number of RSUs
31 Mar 2024
Outstanding as at 1 July 2023	3,623,867
Granted during the period	3,314,794
Forfeited during the period	(217,760)
Vested during the period	(104,559)

Outstanding as at 31 March 2024	6,616,342

Exercisable as at 31 March 2024	-